Land Use Rights - Schedule of Land Use Rights (Details) - Land Use Rights [Member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Land Use Rights [Line Items]
Cost of land use rights	$ 3,600,311	$ 3,716,267
Less: Accumulated amortization	(1,013,683)	(961,825)
Land use rights, net	$ 2,586,628	$ 2,754,442